CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Non-current assets
Intangible assets	$ 41,022,000	$ 17,906,000
Property, plant and equipment	45,000
Other non-current assets	358,000
Total non-current assets	41,425,000	17,906,000
Current assets
Trade and other receivables	1,499,000	175,000
Award receivable	1,895,602
Cash and cash equivalents	52,459,000	1,873,000
Total current assets	55,854,000	2,048,000
Total assets	97,279,000	19,954,000
Current liabilities
Trade and other payables	3,646,000	1,776,000
Total current liabilities	3,646,000	1,776,000
Total liabilities	3,646,000	1,776,000
Net assets	93,633,000	18,178,000
Equity
Share capital	2,482,000	1,739,000
Share premium	100,812,000	17,557,000
Capital contribution reserve	5,897,000	5,897,000
Share based payment reserve	2,421,000	324,000
Exchange reserve	505,000	1,102,000
Accumulated losses	(18,484,000)	(8,441,000)
Total equity	$ 93,633,000	$ 18,178,000